Note 18 - Supplemental Cash Flow Disclosure (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in noncash operating items [Text Block]
		Thirteen-months ended	Month ended	Twelve-months ended
	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)	February 29, 2016
	$	$	$	$	$

Receivables	(553)	193	(40)	233	406
Receivable from corporation under common control	-	-	-	-	50
Inventories	-	-	-	-	88
Prepaid expenses	(103)	247	(33)	280	(138)
Other Assets	(659)	-	-	-	-
Trade and other payables	4,898	352	(255)	607	(447)
Total changes in working capital items	3,583	792	(328)	1,120	(41)

Disclosure of noncash transactions [Text Block]
		Thirteen-months ended	Month ended	Twelve-months ended
	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)	February 29, 2016
	$	$	$	$	$
Equity settled share-based payment included in equity	137	94	—	94	—
Issuance of broker warrants included in net proceeds from public offering	406	144	—	144	—
Public offering transaction costs included in trade and other payables	132	381	381	416	—
Reduction in share issue costs from reduction in trade and other payables	—	109	—	109	—
Private Placement transaction costs included in trade and other payables	—	40	40	50	—
Equipment included in trade and other payables	216	288	288	269	—
Interest payable included in trade and other payables	40	18	18	4	—
Issuance of shares on settlement of a liability	—	—	—	—	103
Interest receivable included in payable to Neptune corporation	—	—	—	—	27